5. TRADE RECEIVABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 2,197,078	R$ 1,904,630
Third parties
Disclosure of fair value measurement of assets [line items]
Trade receivables	2,273,669	1,947,575
Third parties | Current
Disclosure of fair value measurement of assets [line items]
Trade receivables	1,391,839	1,381,255
Third parties | Past-due up to 180 days
Disclosure of fair value measurement of assets [line items]
Trade receivables	310,106	245,012
Third parties | Past-due over 180 days
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 571,724	R$ 321,308